Provision for Income Taxes (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Operating loss carry forwards, net	$ 8,600,000		$ 8,100,000
Operating loss carry forwards expiration date	NOLs for the periods ending June 30, 2018 and prior begin to expire in 2037.		NOLs for the periods ending June 30, 2018 and prior begin to expire in 2037.
Valuation allowance	$ 250,000	$ 470,000	$ 1,000,000	$ 1,260,000